Convertible Bonds - Additional Information (Detail)	1 Months Ended	12 Months Ended						12 Months Ended
	Jan. 29, 2008 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 American Depositary Share (ADSs) USD ($)	Jan. 29, 2008 American Depositary Share (ADSs) USD ($)	Dec. 31, 2012 Holders may require Company to redeem all or a portion of Notes	Dec. 31, 2012 Company may redeem part or all of Notes
Debt Instrument [Line Items]
Aggregate principal amount of Convertible Senior Notes	$ 172,500,000
Convertible Senior Notes maturity date	Jan. 15, 2018
Convertible Senior Notes, interest rate	3.50%
Convertible Senior Notes commencing date	Jul. 15, 2008
Percentage of principal amount of Convertible Senior Notes								100.00%	100.00%
Convertible Senior Notes, earliest conversion date								Jan. 15, 2015	Jan. 20, 2015
Convertible Senior Notes, conversion rate						52.2876
Convertible Senior notes, conversion price per share						$ 19.125
Principal amount of each Convertible Senior Notes						1,000
Notes principal amount		172,500,000
Convertible Senior Notes, issuance costs			40,459,198
Fair value per Ads on commitment date							$ 17.73
Derivative liability at initial fair value			962,993,000
Gain on conversion options resulting from change in fair value		(914,000)	(5,692,000)	264,384,000	31,623,000
Conversion option of convertible bonds, fair value		1,269,322	7,908,000	13,182,000	277,566,000
Loss on extinguishment of debt		(13,276,000)	(82,713,000)
Total consideration for repurchase of Notes		(48,036,000)	(299,271,000)
Notes repurchased , principal amount		71,900,000
Interest expense		$ 19,051,059	118,690,000